contingent liabilities NTD - legal edits not reflected (Details) $ in Millions	6 Months Ended
Jun. 30, 2020 CAD ($)
Claims and lawsuits | Area Code 867 blocking claim
Claims and lawsuits
Damages sought	$ 135